Accounts and Notes Receivable (Details 10) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
North America [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	$ 90	$ 110
EAME & CIS [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	39	54
Latin America [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	96	143
APAC [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	21	16
Retail [Member] | North America [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	29	55
Retail [Member] | EAME & CIS [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	10	21
Retail [Member] | Latin America [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	95	143
Retail [Member] | APAC [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	1	2
Wholesale [Member] | North America [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	61	55
Wholesale [Member] | EAME & CIS [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	29	33
Wholesale [Member] | Latin America [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	1
Wholesale [Member] | APAC [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	$ 20	$ 14